Distribution of Capital Expenditure by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Purchase of property, plant and equipment	$ 42,601	$ 49,730	$ 32,779
Ireland
Segment Reporting Information [Line Items]
Purchase of property, plant and equipment	27,670	30,900	15,117
Rest Of Europe
Segment Reporting Information [Line Items]
Purchase of property, plant and equipment	2,851	1,916	2,278
United States
Segment Reporting Information [Line Items]
Purchase of property, plant and equipment	8,432	15,256	12,224
Other
Segment Reporting Information [Line Items]
Purchase of property, plant and equipment	$ 3,648	$ 1,658	$ 3,160